Trade Accounts Receivable - Tabular Disclosure of Trade And Other Receivables (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Trade accounts receivable	S/ 1,163,535	S/ 1,041,330	S/ 904,997
Trade accounts receivable from related parties	3,586	3,191	1,637
Trade and other receivables	1,167,121	1,044,521	906,634
Less: Loss for impairment of trade receivables	(123,843)	(82,064)	(45,298)
Trade and other receivables net	1,043,278	962,457	861,336
Current	1,042,792	961,886	860,916
Non-current	S/ 486	S/ 571	S/ 420